Investments (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Schedule of unrealized and Realized Gains and Losses Equity Securities
The unrealized and realized gains and losses related to equity securities for the years ended December 31, 2022, 2021 and 2020 are as follows:

	Years ended December 31
	2022	2021	2020

	(Millions of yen)
Net gains (losses) recognized during the period on equity securities	(6,267)	8,958	1,959
Less: Net gains (losses) recognized during the period on equity securities sold during the period	117	467	477

Unrealized gains (losses) recognized during the period on equity securities still held at December 31	(6,384)	8,491	1,482

Schedule of Investments in Affiliated Companies
Investments in affiliated companies accounted for by the equity method are as follows:

	Years ended December 31
	2022 Ownership percentage	2022	2021

	(Millions of yen, except percentage data)
Canon Korea Inc.	50%	14,073	11,627
Others	—	14,428	10,398

	—	28,501	22,025

Schedule Of Maturity Of Available For Sale Securities
Maturities of
available-for-sale
debt securities included in short-term investments and investments in the accompanying consolidated balance sheets at December 31, 2022 are as follows:

Fair value

Millions of yen
Due within one year	9,301
Due after one year through five years	4,785

Total	14,086

Schedule Of Available For Sale Securities
The cost, gross unrealized holding gains, gross unrealized holding losses and fair value for available-for-sale
debt securities included in short-term investments and investments by major security type at December 31, 2022 are as follows:

	December 31, 2022
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value

	Millions of yen
Current:
Corporate bonds	9,277	35	11	9,301

Noncurrent:
Corporate bonds	4,850	—	65	4,785

	14,127	35	76	14,086